Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
City of Woodland TBD% due 09/01/2034 «(g)	$15,935	$15,123
Fairbanks Square Affordable Housing TBD% due 10/01/2030 «	6,095	6,352
Falcon PK
TBD% due 11/01/2026 «	2,800	2,800
TBD% due 10/26/2063 «	13,900	13,900

Total Loan Participations and Assignments (Cost $38,301)		38,175

CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 1.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	9,955
Credit Suisse AG AT1 Claim	3,000	345
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,321
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	7,701	2,445
VM Fund LLC 8.625% due 02/28/2031 «	1,440	1,408

		22,474

INDUSTRIALS 1.1%
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,000	1,510
Toledo Hospital
4.982% due 11/15/2045	2,500	1,802
5.325% due 11/15/2028	4,850	4,556
6.015% due 11/15/2048	1,400	1,181
Tower Health 4.451% due 02/01/2050	14,750	7,154
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	3,775

		19,978

Total Corporate Bonds & Notes (Cost $44,743)		42,452

MUNICIPAL BONDS & NOTES 85.6%
ALABAMA 2.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,550
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,950	3,186
5.500% due 06/01/2049	3,840	4,094
5.500% due 10/01/2054	5,400	5,916
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	1,030
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,900	2,103
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,755
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,375	1,477
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	495
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,175
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	7,498	7,540

		43,321

ALASKA 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 03/01/2025 (d)	1,170	1,106

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	5,450	5,791

		6,897

ARIZONA 0.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033	500	299
4.500% due 01/01/2039	1,615	880
4.500% due 01/01/2049	1,000	579
5.000% due 01/01/2030	645	433
5.000% due 01/01/2054	3,000	1,844
5.125% due 01/01/2054	3,000	1,501
Arizona Industrial Development Authority Revenue Bonds, Series 2021
6.000% due 07/01/2051 ^(b)	1,500	90
7.750% due 01/01/2054 ^(b)	1,250	557
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	555	421
5.000% due 01/01/2028	585	441
5.000% due 01/01/2029	1,510	1,194
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031 ^(b)	325	20
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,377
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2016 3.500% due 07/01/2026	790	777
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,268

		13,681

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	7,685	7,697

CALIFORNIA 10.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (e)	4,500	2,508
0.000% due 10/01/2050 (e)	2,000	1,098
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,905	3,930
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 01/01/2054	3,650	3,848
5.250% due 11/01/2054	3,650	3,929
5.500% due 10/01/2054	2,500	2,758
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	10,085	8,390
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2043	1,445	1,333
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	2,137
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	1,015
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 06/01/2050	4,000	3,832
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	10,000	10,206
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	2,940	204
4.000% due 05/01/2051	3,685	3,521
4.340% (MUNIPSA) due 12/01/2050 ~	1,750	1,710
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	2,000	2,232
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	926
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	3,655	3,441
4.000% due 09/01/2050 (g)	2,000	1,723
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	7,000	7,309
California Municipal Finance Authority Revenue Notes, Series 2021
3.000% due 09/01/2030 (g)	2,500	2,260
3.637% due 07/01/2030	1,465	1,298
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	2,451	0
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028 ^(b)	3,275	246
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,566
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	2,710	2,687
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2041	1,100	1,112
5.000% due 12/01/2046	1,000	1,008

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, Series 2014 6.000% due 12/01/2024	1,250	1,244
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,715	2,239
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	3,065	2,642
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,500	4,630
4.000% due 12/01/2045	3,500	2,890
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	995	782
3.400% due 10/01/2046	1,290	1,052
3.500% due 10/01/2046	4,200	3,404
4.000% due 07/01/2056	5,695	4,288
4.000% due 08/01/2056	3,785	3,262
4.000% due 10/01/2056	2,000	1,488
4.000% due 02/01/2057	5,500	4,112
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	11,000	5,952
4.300% due 07/01/2059	5,000	4,276
5.000% due 09/01/2037	2,600	2,679
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,150	1,016
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	123,645	14,021
3.850% due 06/01/2050	9,705	9,100
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	1,992
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	3,055	2,895
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2050 (d)	1,250	358
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,162
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,000	4,025
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	4,000	1,386
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	3,000	3,062
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2042	4,500	4,579
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	876
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	12,900	13,829
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	8,000	8,003
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	151
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	28,500	4,967
4.000% due 06/01/2049	1,750	1,659
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	195
5.000% due 06/01/2031	500	551
5.000% due 06/01/2048	1,385	1,416

		197,410

COLORADO 2.9%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,712
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	6,250	4,839
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	4,500	4,428
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	1,000	844
7.900% due 12/15/2050	1,125	1,046
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	931
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,423
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (e)	6,375	3,854
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	3,500	3,778
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	5,250	5,219
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022
5.000% due 12/01/2027	2,185	2,183
5.250% due 12/01/2032	3,170	3,221
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,493

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,484
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,750	1,509
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	5,258	4,041
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,597
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	799
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	412
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	998

		53,811

DELAWARE 1.8%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
4.942% due 04/01/2039	4,655	4,922
5.022% due 04/01/2039	21,460	20,731
7.120% due 04/01/2039	3,785	3,648
7.570% due 04/01/2039	865	870
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,351

		32,522

FLORIDA 2.5%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	4,260	4,316
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 5.000% due 05/01/2053	1,500	1,449
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,559
5.000% due 10/01/2032	1,350	1,401
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,666
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	500	100
5.000% due 07/01/2043 ^(b)	250	2
5.250% due 07/01/2048 ^(b)	250	2
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,640	1,368
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	5,680	366
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.375% due 06/15/2058	3,580	3,712
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	3,000	2,719
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2054	2,500	2,652
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,015
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	5,041
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.800% due 05/01/2054	1,000	1,004
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,143
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016 5.125% due 05/01/2046	5,000	5,010
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,500	1,500
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (d)	1,250	758
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	447
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,025	1,955
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	893
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	429
0.000% due 09/01/2045 (d)	1,850	674
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 5.250% due 05/01/2054	3,500	3,633
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	500	506

		46,320

GEORGIA 4.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	3,031

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	400	180
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,800	2,397
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	5,000	4,650
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	4,360	4,627
Development Authority of Burke County, Georgia Revenue Bonds, Series 1994 2.150% due 10/01/2032	1,000	995
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	965
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,443
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	2,900	3,115
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,529
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	6,350	6,315
5.000% due 12/01/2052	15,500	16,243
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	7,600	8,123
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,893
5.000% due 01/01/2049	6,000	6,097
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	7,902
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	2,000	2,123

		73,628

GUAM 0.1%
Guam Department of Education Certificates of Participation Notes, Series 2020 4.250% due 02/01/2030	1,500	1,477

IDAHO 0.4%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.600% due 01/01/2049	2,500	2,501
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	7,000	5,477

		7,978

ILLINOIS 4.1%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	2,780	2,780
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,019
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,070
5.500% due 01/01/2055	12,000	12,893
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,664	1,664
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	4,960	4,873
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(b)	250	58
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	2,100	1,895
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,588
4.000% due 08/15/2039	5,370	5,387
4.000% due 08/15/2040	3,500	3,489
4.500% due 08/15/2049	7,700	7,700
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	2,000	2,277
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	947	1,026
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,480
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	11,000	11,873
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	4,500	4,927
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,220
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	2,000	1,179
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,850	1,725

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,639

		75,762

INDIANA 2.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	7,250	7,253
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,600	5,211
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	10,490	7,329
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	2,000	1,712
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.125% due 03/01/2057	3,335	3,615
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,150	1,163
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,000	1,011
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	12,500	12,698

		39,992

IOWA 1.3%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.750% due 08/15/2032	3,675	3,675
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 6.213% due 08/15/2029	6,285	6,285
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,200	1,253
Iowa Finance Authority Revenue Bonds, Series 2021 3.875% due 01/01/2042	4,500	4,500
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	5,373
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (d)	15,000	2,095

		23,181

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	590
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	4,000	3,116
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	1,380	1,245
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.764% (SOFRRATE) due 08/01/2052 ~	3,900	3,807
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,278

		10,036

LOUISIANA 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 4.000% due 12/01/2046	2,500	2,498
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.250% due 10/01/2029	305	334
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,565	2,833
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,403
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,545
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,733

		13,346

MARYLAND 0.3%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	2,061
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	2,500	1,878
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,449
4.000% due 06/01/2036	200	195

		5,583

MASSACHUSETTS 0.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	6,000	6,154

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	939
5.000% due 07/01/2032	250	275
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	164

		7,532

MICHIGAN 1.8%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	10,191	8,083
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,400	1,596
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	400
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2025	1,750	1,771
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.346% (TSFR3M) due 07/01/2032 ~	2,930	2,803
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	5,000	1,226
0.000% due 06/01/2065 (d)	30,650	3,474
5.000% due 06/01/2040	4,895	5,140
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	882
Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044 (a)	700	681
5.250% due 02/28/2043 (a)	1,375	1,498
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	38,000	5,079

		32,633

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,115
5.000% due 01/01/2036	1,900	2,103

		3,218

MISSOURI 0.2%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,331
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,156

		3,487

MULTI-STATE 1.6%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	7,942	7,672
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.959% due 12/25/2036	9,069	8,809
4.548% due 08/25/2040	10,584	10,534
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 3.125% due 09/25/2036	1,955	1,773

		28,788

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,140	3,094
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	29,000	3,848

		6,942

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2018 4.015% (MUNIPSA) due 10/01/2033 ~	1,000	998
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	8,545	8,567
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	995
New Hampshire Business Finance Authority Revenue Notes, Series 2022 4.000% due 12/01/2028	4,050	4,061
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	5,397	5,519

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024 ^(b)	836	201

		20,341

NEW JERSEY 1.2%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	825	844
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	1,013
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,849
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	5,066
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,501
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2043	2,500	2,757
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2049 (a)	1,700	1,889
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	2,840	2,889
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,482

		22,290

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	7,480

NEW YORK 8.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	7,035	6,447
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.750% due 06/01/2042	1,000	1,049
Build NYC Resource Corp., New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	209
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.618% due 08/25/2041 ~	6,900	7,050
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	2,560	2,405
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,826
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.971% due 03/01/2026	3,000	2,983
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.550% due 06/15/2050	18,760	18,760
New York City, New York General Obligation Bonds, Series 2012 4.450% due 04/01/2042	5,000	5,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	3,200	3,575
5.250% due 06/15/2053	4,400	4,862
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	1,021
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2048	5,000	5,572
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	2,276
0.000% due 06/01/2060 (d)	90,000	4,419
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,000	12,006
5.375% due 11/15/2040	4,500	4,515
New York State Dormitory Authority Revenue Bonds, Series 2024 4.000% due 03/15/2054	4,250	4,080
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	5,800	6,801
5.000% due 03/15/2047	3,835	4,188
5.000% due 03/15/2053	1,000	1,088
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,233
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2034	1,100	1,141
5.000% due 01/01/2036	500	517
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	2,360	2,513
New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	5,000	5,680
6.000% due 06/30/2054	4,500	4,990
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	2,000	2,016
5.000% due 01/01/2027	5,000	5,152
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,000	8,041

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	1,970	1,909
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,172
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	62,170	6,494
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	6,035	5,467
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	1,500	1,589
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,159
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	902

		155,107

NORTH CAROLINA 3.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.450% due 01/15/2038	7,345	7,345
North Carolina Medical Care Commission Revenue Bonds, Series 2004 3.600% due 11/01/2034	54,200	54,200

		61,545

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(b)	1,500	45
7.000% due 12/15/2043 ^(b)	1,000	30

		75

OHIO 4.1%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,440	2,449
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (d)	100,765	10,522
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	970	796
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	2,705	2,705
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	992
Franklin County, Ohio Revenue Bonds, Series 2019 4.000% due 12/01/2044	1,575	1,528
Franklin County, Ohio Revenue Bonds, Series 2022 4.400% due 11/01/2042	9,500	9,500
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	13,000	12,427
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,653
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(b)	3,185	923
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,992
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,045	5,099
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	981
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	884
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	13,350	12,256
Ohio State University Revenue Bonds, Series 2023 3.450% due 12/01/2034	10,000	10,000

		74,707

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,500	1,544
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,163
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	6,000	4,878

		7,585

OREGON 0.1%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	311
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	709
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	3,900	0

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,500	1
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	5,230	1

		1,022

PENNSYLVANIA 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	8,940	8,899
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,805	2,028
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	1,006
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	7,000	6,545
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.740% (MUNIPSA) due 08/15/2038 ~(g)	2,900	2,867
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,813
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,090	1,338
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	5,000	5,116
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2039	1,375	1,389
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	2,000	2,240
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	6,695	6,827
5.000% due 12/31/2038	1,150	1,160
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,613
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	5,000	5,535
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	532
5.500% due 06/30/2040	5,000	5,608
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,000	2,075
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,500	1,432
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,363

		61,386

PUERTO RICO 8.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	7,051
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	26,283	15,224
0.000% due 11/01/2051	70,690	37,789
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2037	1,000	968
4.000% due 07/01/2041	16,500	15,574
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,758	2,936
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	19,391	18,615
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2026 ^(b)	10,600	2,809
5.250% due 07/01/2030 ^(b)	300	80
5.250% due 07/01/2040 ^(b)	3,000	795
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	3,500	928
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	71,410	22,888
0.000% due 07/01/2051 (d)	95,339	22,350
4.750% due 07/01/2053	6,250	6,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	4,493	4,538

		158,795

RHODE ISLAND 1.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2049	3,650	3,934
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	310
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
4.500% due 06/01/2045	3,160	3,165
5.000% due 06/01/2040	4,500	4,546

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

5.000% due 06/01/2050	10,000	10,046

		22,001

SOUTH CAROLINA 0.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	3,100	3,361
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	295

		3,656

TENNESSEE 1.9%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016 0.000% due 12/01/2024 (d)	3,000	2,892
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^(b)	2,620	288
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	991
5.625% due 01/01/2046	1,900	1,134
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	5,000	5,222
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (d)	2,000	739
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2054	2,150	1,543
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,185	10,194
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	6,148
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,284

		34,435

TEXAS 4.9%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	2,675	1,801
12.000% due 12/01/2045	9,000	7,904
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	965	908
9.000% due 03/01/2039	2,390	2,507
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	3,000	3,002
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	7,000	7,081
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,114
6.500% due 07/01/2026	2,750	2,617
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,001
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	2,877
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	3,076
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	2,875
Mission Economic Development Corp., Texas Revenue Bonds, Series 2020 4.100% due 05/01/2046	5,400	5,396
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036 ^(b)	2,065	1,414
5.000% due 07/01/2046 ^(b)	6,050	3,402
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^(b)	1,500	975
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	337
5.000% due 12/01/2054	250	224
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016 4.000% due 07/01/2024 ^(b)	40	18
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	247
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	6,000	4,761
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2021 2.750% due 01/01/2036	1,750	1,369
Port Beaumont Navigation District, Texas Revenue Notes, Series 2021 2.500% due 01/01/2030	1,000	876
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,629
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	4,000	4,185
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	4,460	4,754

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.196% (TSFR3M) due 12/15/2026 ~	3,000	2,977
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	3,000	3,028
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	4,400	4,651
5.000% due 10/15/2057	1,750	1,884
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	5,000	5,388
5.000% due 10/15/2058	2,100	2,271

		89,549

U.S. VIRGIN ISLANDS 0.1%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2032	1,540	1,652

UTAH 0.5%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	2,000	1,603
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	6,500	4,796
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,500	2,172

		8,571

VIRGINIA 1.3%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	7,870	7,549
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2041	455	451
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2053	3,500	3,921
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	440	443
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	925
5.000% due 07/01/2034	7,845	7,330
7.500% due 07/01/2052	4,170	2,502

		23,121

WASHINGTON 0.4%
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2042	1,720	1,914
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	5,850	5,812

		7,726

WEST VIRGINIA 1.0%
Montgomery County, West Virginia Tax Allocation Notes, Series 2023 5.000% due 06/01/2033	500	522
Montgomery County, West Virginia Tax Allocation, Series 2023
5.750% due 06/01/2043	1,000	1,064
6.000% due 06/01/2053	1,500	1,603
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	70,100	6,500
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,885	4,584
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2043	4,000	4,404

		18,677

WISCONSIN 2.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	8,000	5,840
7.000% due 01/01/2050	1,000	1,079
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	900
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,014
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	843
5.250% due 03/01/2045	1,500	1,362
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	4,635	298
4.000% due 09/30/2051	985	829
4.000% due 03/31/2056	4,000	3,278
4.500% due 06/01/2056	7,670	6,351
5.000% due 07/01/2037	500	515
5.000% due 07/01/2039	500	507

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

5.000% due 07/01/2041	500	504
5.250% due 07/01/2061	1,450	1,247
5.625% due 06/01/2050	2,015	1,711
6.500% due 06/01/2045	3,100	2,658
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.000% due 06/01/2041 (a)	2,000	1,951
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (d)	1,000	669
6.125% due 12/15/2029	3,500	3,473
Public Finance Authority, Wisconsin Revenue Notes, Series 2024 5.500% due 12/15/2028	5,000	5,029
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (d)	2,755	1,930
0.000% due 12/15/2045 (d)	17,000	6,215
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2046	4,000	3,749

		51,952

Total Municipal Bonds & Notes (Cost $1,570,323)		1,566,915

U.S. GOVERNMENT AGENCIES 2.7%
Freddie Mac
2.896% due 04/25/2043 ~	3,690	3,043
3.600% due 06/01/2043	3,335	2,978
3.720% due 01/01/2041	4,496	4,231
3.790% due 07/01/2040	4,197	3,944
3.800% due 01/01/2040	10,000	9,564
3.850% due 07/01/2039	4,960	4,663
4.500% due 12/01/2040	4,568	4,685
4.900% due 02/01/2040	2,991	3,144
5.210% due 08/01/2040	6,682	7,284
5.920% due 07/15/2040 •	5,972	5,952

Total U.S. Government Agencies (Cost $47,989)		49,488

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Multifamily Tax-Exempt Mortgage-backed Securities 4.770% due 07/01/2043	6,000	6,177

Total Non-Agency Mortgage-Backed Securities (Cost $6,000)		6,177

	SHARES
MUTUAL FUNDS 2.7%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,627
BlackRock MuniHoldings Fund, Inc.	458,140	5,534
BlackRock MuniVest Fund, Inc.	400,900	2,830
BlackRock MuniYield Quality Fund III, Inc.	490,934	5,626
BlackRock New York Municipal Income Trust	40,759	432
Invesco Quality Municipal Income Trust	458,853	4,442
Nuveen AMT-Free Municipal Credit Income Fund	470,900	5,722
Nuveen California Quality Municipal Income Fund	401,979	4,430
Nuveen Municipal Credit Income Fund	462,380	5,660
Nuveen Quality Municipal Income Fund	300,646	3,445
Western Asset Managed Municipals Fund, Inc.	544,800	5,693

Total Mutual Funds (Cost $54,695)		48,441

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	6,875,000	6,528
5.000% due 08/01/2024 •(f)	800,000	799
SVB Financial Group 4.100% due 02/15/2031 ^(b)(f)	3,050,000	48

Total Preferred Securities (Cost $9,537)		7,375

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (h) 0.4%		6,757

U.S. TREASURY BILLS 3.8%
5.377% due 05/07/2024 - 06/25/2024 (c)(d)(j)	$70,334	69,574

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $76,327)	76,331

Total Investments in Securities (Cost $1,847,915)	1,835,354

Total Investments 100.3% (Cost $1,847,915)	$1,835,354
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (21.8)%	(399,537)
Financial Derivative Instruments (i) 0.0%(Cost or Premiums, net $0)	27
Other Assets and Liabilities, net 21.5%	394,034

Net Assets Applicable to Common Shareholders 100.0%	$1,829,878

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021				4.000%	09/01/2050	11/22/2022	$1,610	$1,723	0.09%
California Municipal Finance Authority Revenue Notes, Series 2021				3.000	09/01/2030	12/06/2023	2,260	2,260	0.12
City of Woodland				0.000	09/01/2034	07/26/2023	15,214	15,123	0.83
Lehigh County, Pennsylvania Revenue Bonds, Series 2019				4.740	08/15/2038	09/14/2021	2,955	2,867	0.16

							$22,039	$21,973	1.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$6,757	U.S. Treasury Bills 0.010% due 06/18/2024		$(6,892)	$6,757	$6,759

Total Repurchase Agreements							$(6,892)	$6,757	$6,759

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures				06/2024	1,060	$(117,445)	$(790)	$83	$0
U.S. Treasury Ultra Long-Term Bond June Futures				06/2024	119	(15,351)	(152)	0	(56)

Total Futures Contracts							$(942)	$83	$(56)

(j)	Securities with an aggregate market value of $531 and cash of $3,751 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$38,175	$38,175
Corporate Bonds & Notes
Banking & Finance	0	2,790	19,684	22,474
Industrials	0	19,978	0	19,978
Municipal Bonds & Notes
Alabama	0	43,321	0	43,321
Alaska	0	6,897	0	6,897
Arizona	0	13,681	0	13,681
Arkansas	0	7,697	0	7,697
California	0	197,410	0	197,410
Colorado	0	53,811	0	53,811
Delaware	0	32,522	0	32,522
Florida	0	46,320	0	46,320
Georgia	0	73,628	0	73,628
Guam	0	1,477	0	1,477
Idaho	0	7,978	0	7,978
Illinois	0	75,762	0	75,762
Indiana	0	39,992	0	39,992
Iowa	0	23,181	0	23,181
Kentucky	0	10,036	0	10,036
Louisiana	0	13,346	0	13,346
Maryland	0	5,583	0	5,583
Massachusetts	0	7,532	0	7,532
Michigan	0	32,633	0	32,633
Minnesota	0	3,218	0	3,218
Missouri	0	3,487	0	3,487
Multi-State	0	28,788	0	28,788
Nevada	0	6,942	0	6,942
New Hampshire	0	20,341	0	20,341
New Jersey	0	22,290	0	22,290
New Mexico	0	7,480	0	7,480
New York	0	155,107	0	155,107
North Carolina	0	61,545	0	61,545
North Dakota	0	75	0	75
Ohio	0	74,707	0	74,707
Oklahoma	0	7,585	0	7,585
Oregon	0	1,022	0	1,022
Pennsylvania	0	61,386	0	61,386
Puerto Rico	0	158,795	0	158,795
Rhode Island	0	22,001	0	22,001
South Carolina	0	3,656	0	3,656
Tennessee	0	34,435	0	34,435
Texas	0	89,549	0	89,549
U.S. Virgin Islands	0	1,652	0	1,652
Utah	0	8,571	0	8,571
Virginia	0	23,121	0	23,121
Washington	0	7,726	0	7,726
West Virginia	0	18,677	0	18,677
Wisconsin	0	51,952	0	51,952
U.S. Government Agencies	0	49,488	0	49,488
Non-Agency Mortgage-Backed Securities	0	6,177	0	6,177
Mutual Funds	48,441	0	0	48,441
Preferred Securities
Banking & Finance	0	7,375	0	7,375
Short-Term Instruments
Repurchase Agreements	0	6,757	0	6,757
U.S. Treasury Bills	0	69,574	0	69,574

Total Investments	$48,441	$1,729,054	$57,859	$1,835,354

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(56)	$0	$(56)

Total Financial Derivative Instruments	$0	$27	$0	$27

Totals	$48,441	$1,729,081	$57,859	$1,835,381

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$39,047	$0	$(23)	$6	$(1)	$(854)	$0	$0	$38,175	$(133)

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	19,441	0	(18)	1	0	260	0	0	19,684	260

Totals	$58,488	$0	$(41)	$7	$(1)	$(594)	$0	$0	$57,859	$127

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$38,175	Discounted Cash Flow			Discount Rate			5.320 - 7.450	6.010
Corporate Bonds & Notes
Banking & Finance		19,684	Discounted Cash Flow			Discount Rate			9.580 - 10.790	10.216

Total		$57,859

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

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Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiary.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
14751 SPV I LLC	06/29/2023	0.0%

† A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	PSF	Public School Fund

BAM	Build America Mutual Assurance	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
BABs	Build America Bonds	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding
TBA	To-Be-Announced